Long-Term Debt, Secured Credit Facilities (Details) $ in Thousands																	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 22, 2017 USD ($)	May 26, 2017 USD ($)	May 24, 2017 USD ($) Installment Tranche	Mar. 07, 2017 USD ($) Installment	Feb. 23, 2017	Dec. 13, 2016 USD ($)	Nov. 28, 2016 USD ($) Installment Vessel	Jul. 28, 2016 USD ($) Installment	Dec. 07, 2015 USD ($)	Dec. 02, 2015 USD ($) Installment	Nov. 10, 2015 USD ($)	Nov. 04, 2015 USD ($) Installment	Sep. 11, 2015 USD ($) Installment Vessel	Sep. 01, 2015 USD ($) Installment Vessel	Mar. 06, 2015 USD ($)	Jun. 30, 2017 USD ($) Installment Subsidiary Facility	Jun. 30, 2016 USD ($)
Secured Credit Facilities [Abstract]
Proceeds from draw down																	$ 18,000	$ 0
Liquidity requirements																	$ 500
Number of vessel owning subsidiaries that are borrowers under loan facilities | Subsidiary																	7
Number of facilities guaranteed by Seanergy Maritime Holdings Corp. | Facility																	6
Loan Agreement dated March 6, 2015 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity																$ 8,750
Frequency of periodic payment																	Quarterly
Installment payment									$ 250
Balloon payment									$ 4,550
Maturity date																	Mar. 17, 2020
Percentage of net income limit for declaring dividends																50.00%
Term to meet consolidated installment and debt interest payments																	18 months
Number of installments paid | Installment																	9
Number of consecutive payment installments that can be partially deferred | Installment									4
Loan Agreement dated March 6, 2015 [Member] | LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate																3.75%
Loan Agreement dated September 1, 2015 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity															$ 44,430
Number of consecutive payment installments | Installment															12
Frequency of periodic payment																	Quarterly
Balloon payment															$ 28,837
Maturity date																	Jun. 30, 2020
Number of vessels secured by first priority mortgage | Vessel															2
Loan Agreement dated September 1, 2015 [Member] | Forecast [Member]
Secured Credit Facilities [Abstract]
Prepayment necessary to decrease margin on variable rate	$ 3,000
Loan Agreement dated September 1, 2015 [Member] | Minimum [Member]
Secured Credit Facilities [Abstract]
Value to loan ratio						120.00%
EBITDA to interest payments ratio						2
Loan Agreement dated September 1, 2015 [Member] | Maximum [Member]
Secured Credit Facilities [Abstract]
Total liabilities to total assets ratio						75.00%
Loan Agreement dated September 1, 2015 [Member] | LIBOR [Member] | Forecast [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate	3.25%
Loan Agreement dated September 1, 2015 [Member] | LIBOR [Member] | Minimum [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate															3.40%
Loan Agreement dated September 1, 2015 [Member] | LIBOR [Member] | Maximum [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate															3.60%
Loan Agreement dated September 1, 2015 [Member] | First Three Installments [Member]
Secured Credit Facilities [Abstract]
Number of consecutive payment installments | Installment															3
Installment payment															$ 1,049
Loan Agreement dated September 1, 2015 [Member] | Fourth Installment [Member]
Secured Credit Facilities [Abstract]
Number of consecutive payment installments | Installment															1
Installment payment															$ 4,050
Loan Agreement dated September 1, 2015 [Member] | Next Eight Installments [Member]
Secured Credit Facilities [Abstract]
Number of consecutive payment installments | Installment															8
Installment payment															$ 1,049
Loan Agreement dated September 11, 2015 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity														$ 52,705
Number of consecutive payment installments | Installment														15
Frequency of periodic payment																	Quarterly
Installment payment														$ 1,552
Balloon payment														$ 29,425
Maturity date																	Dec. 28, 2020
Number of vessels secured by first priority mortgage | Vessel														3
Value to loan ratio, first threshold														125.00%
Value to loan ratio, second threshold														166.67%
Loan Agreement dated September 11, 2015 [Member] | Minimum [Member]
Secured Credit Facilities [Abstract]
Value to loan ratio					120.00%
EBITDA to interest payments ratio					2
Loan Agreement dated September 11, 2015 [Member] | Maximum [Member]
Secured Credit Facilities [Abstract]
Total liabilities to total assets ratio					75.00%
Loan Agreement dated September 11, 2015 [Member] | LIBOR [Member] | Loan to Value Ratio Less than 125% [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate														3.20%
Loan Agreement dated September 11, 2015 [Member] | LIBOR [Member] | Loan to Value Ratio Between 125% and 166.67% [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate														3.00%
Loan Agreement dated September 11, 2015 [Member] | LIBOR [Member] | Loan to Value Ratio Greater than 166.67% [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate														2.75%
Loan Agreement dated November 4, 2015 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity													$ 33,750
Proceeds from draw down												$ 33,750
Number of consecutive payment installments | Installment													16
Frequency of periodic payment																	Quarterly
Installment payment													$ 844
Balloon payment													$ 20,250
Maturity date																	Nov. 10, 2021
Percentage of net income limit for declaring dividends													50.00%
Term to meet consolidated installment and debt interest payments																	18 months
Loan Agreement dated November 4, 2015 [Member] | Minimum [Member]
Secured Credit Facilities [Abstract]
Value to loan ratio									125.00%
Loan Agreement dated November 4, 2015 [Member] | LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate													3.50%
Loan Agreement dated December 2, 2015 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity											$ 39,412
Proceeds from draw down										$ 39,412
Number of consecutive payment installments | Installment					4						15
Frequency of periodic payment																	Quarterly
Installment payment											$ 985
Balloon payment											$ 24,637
Maturity date																	Feb. 26, 2021
Prepayment to satisfy and settle full amount of debt facility					$ 28,000
Number of previous installments included in prepayment | Installment					3
Loan Agreement dated December 2, 2015 [Member] | LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate											2.50%
Loan Agreement dated December 2, 2015 [Member] | Due April 28, 2017 [Member]
Secured Credit Facilities [Abstract]
Installment payment					$ 2,000
Loan Agreement dated December 2, 2015 [Member] | Due June 30, 2017 [Member]
Secured Credit Facilities [Abstract]
Installment payment					2,000
Loan Agreement dated December 2, 2015 [Member] | Due September 29, 2017 [Member]
Secured Credit Facilities [Abstract]
Installment payment					3,000
Loan Agreement dated December 2, 2015 [Member] | Due May 2, 2018 [Member]
Secured Credit Facilities [Abstract]
Installment payment					$ 32,412
Loan Agreement dated November 28, 2016 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity								$ 32,000
Proceeds from draw down							$ 32,000
Number of consecutive payment installments | Installment								4
Frequency of periodic payment																	Quarterly
Installment payment								$ 900
Balloon payment								$ 28,400
Maturity date																	Dec. 31, 2019
Interest rate								11.00%
Number of vessels secured by first priority mortgage | Vessel								2
Term of additional extension																	2 years
Extension fee percentage								1.75%
Restricted deposits								$ 1,500
Number of interest payments covered by restricted deposits of prepaid interest | Installment								8
Loan Agreement dated May 24, 2017 [Member]
Secured Credit Facilities [Abstract]
Proceeds from draw down		$ 4,750	$ 13,250
Number of consecutive payment installments | Installment				20
Number of tranches | Tranche				2
Frequency of periodic payment																	Quarterly
Installment payment				$ 200
Balloon payment				14,000
Maturity date																	May 26, 2022
Excess cash				1,000
Loan Agreement dated May 24, 2017 [Member] | Minimum [Member]
Secured Credit Facilities [Abstract]
Repayment of excess cash				10
Liquidity requirements				500
Loan Agreement dated May 24, 2017 [Member] | Maximum [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity				18,000
Repayment of excess cash				$ 3,600
Loan Agreement dated May 24, 2017 [Member] | LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate				4.65%